SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - customer			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Number of Customers			1	2	1		2	3
Concentration risk (as a percent)						2.00%
Customer One
Concentration Risk [Line Items]
Number of Customers	1
Customer Three
Concentration Risk [Line Items]
Number of Customers	3
Revenue | Customer concentration | Customer One
Concentration Risk [Line Items]
Concentration risk (as a percent)			16.00%	10.00%	10.00%	21.00%	11.00%	20.00%
Revenue | Customer concentration | Customer Two
Concentration Risk [Line Items]
Concentration risk (as a percent)				32.00%		15.00%	10.00%	11.00%
Revenue | Customer concentration | Customer Three
Concentration Risk [Line Items]
Concentration risk (as a percent)								10.00%
Revenue | Geographic concentration
Concentration Risk [Line Items]
Concentration risk (as a percent)			4.00%	6.00%	5.00%	6.00%
Revenue | Geographic concentration | Customer One
Concentration Risk [Line Items]
Concentration risk (as a percent)							6.00%
Revenue | Geographic concentration | Customer Two
Concentration Risk [Line Items]
Concentration risk (as a percent)								23.00%
Account receivable | Credit concentration | Customer One
Concentration Risk [Line Items]
Concentration risk (as a percent)	12.00%	13.00%					0.00%	4.00%
Account receivable | Credit concentration | Customer Two
Concentration Risk [Line Items]
Concentration risk (as a percent)	12.00%						0.00%	44.00%
Account receivable | Credit concentration | Customer Three
Concentration Risk [Line Items]
Concentration risk (as a percent)	12.00%							1.00%
Account receivable | Geographic concentration
Concentration Risk [Line Items]
Concentration risk (as a percent)			4.00%	8.00%
Account receivable | Geographic concentration | Customer One
Concentration Risk [Line Items]
Concentration risk (as a percent)							11.00%
Account receivable | Geographic concentration | Customer Two
Concentration Risk [Line Items]
Concentration risk (as a percent)								5.00%
Accounts receivable-unbilled
Concentration Risk [Line Items]
Number of Customers	0
Percentage of unbilled excess accounts receivable	10.00%
Accounts receivable-unbilled | Customer Three
Concentration Risk [Line Items]
Number of Customers	3
Accounts receivable-unbilled | Customer concentration | Customer One
Concentration Risk [Line Items]
Concentration risk (as a percent)								0.00%
Accounts receivable-unbilled | Customer concentration | Customer Two
Concentration Risk [Line Items]
Concentration risk (as a percent)								0.00%
Accounts receivable-unbilled | Customer concentration | Customer Three
Concentration Risk [Line Items]
Concentration risk (as a percent)								0.00%
Accounts receivable-unbilled | Credit concentration | Customer One
Concentration Risk [Line Items]
Concentration risk (as a percent)	23.00%						0.00%
Accounts receivable-unbilled | Credit concentration | Customer Two
Concentration Risk [Line Items]
Concentration risk (as a percent)	17.00%						5.00%
Accounts receivable-unbilled | Credit concentration | Customer Three
Concentration Risk [Line Items]
Concentration risk (as a percent)	13.00%
Accounts receivable-unbilled | Geographic concentration
Concentration Risk [Line Items]
Concentration risk (as a percent)			5.00%	12.00%
Accounts receivable-unbilled | Geographic concentration | Customer One
Concentration Risk [Line Items]
Concentration risk (as a percent)							0.00%
Accounts receivable-unbilled | Geographic concentration | Customer Two
Concentration Risk [Line Items]
Concentration risk (as a percent)								17.00%